UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     June 03, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $153,047 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      520   500000 PRN      SOLE                   500000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     3835    60354 SH       SOLE                    60354        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1314    25000 SH       SOLE                    25000        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100     3755   112289 SH       SOLE                   112289        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104     3902   129835 SH       SOLE                   129835        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    11549   318759 SH       SOLE                   318759        0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250X103    11433   183432 SH       SOLE                   183432        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    13781   340280 SH       SOLE                   340280        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    10236   237722 SH       SOLE                   237722        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      445    15000 SH       SOLE                    15000        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    11029   168148 SH       SOLE                   168148        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     3987    68436 SH       SOLE                    68436        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105     3928    98099 SH       SOLE                    98099        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102     7622   112274 SH       SOLE                   112274        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103    11292   137122 SH       SOLE                   137122        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107     3871   164453 SH       SOLE                   164453        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     7916   122070 SH       SOLE                   122070        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109     7683   233752 SH       SOLE                   233752        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     7779    89641 SH       SOLE                    89641        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     3953   113144 SH       SOLE                   113144        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    11563   222282 SH       SOLE                   222282        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104     3954   113209 SH       SOLE                   113209        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     7700   148649 SH       SOLE                   148649        0        0